Related parties transactions - Investments in associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Investments in associates accounted for using equity method	$ 77	$ 293	$ 10
Investments accounted for using equity method [abstract]
Beginning balance	293	10
Purchases	8	159	10
Transfer from Financial assets	0	132
Share of (loss) from associated companies recognized in Consolidated Income Statement	(18)	(8)	0
Gains on fair value remeasurements recognized in Consolidated Income Statement	142	0
Recognition of business combinations	(348)	0
Ending balance	$ 77	$ 293	$ 10